Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity
7.	Stockholders’ Equity

On January 29, 2014, pursuant to the Master Reorganization Agreement (the “Master Reorganization Agreement”) among the Company, Rice Drilling B, Rice Appalachia, Rice Holdings, Rice Partners, NGP Holdings, NGP RE Holdings, L.L.C., (“NGP RE Holdings”) NGP RE Holdings II, L.L.C. (“NGP RE II” and, together with NGP RE Holdings, “Natural Gas Partners”), Mr. Daniel J. Rice III, Rice Merger LLC (“Merger Sub”) and each of the persons holding incentive units representing interests in Rice Appalachia (collectively, the “Incentive Unitholders”) dated as of January 23, 2014, (i) (a) Rice Partners contributed a portion of its interests in Rice Appalachia to Rice Holdings, (b) Natural Gas Partners contributed its interests in Rice Appalachia to NGP Holdings and (c) the Incentive Unitholders contributed a portion of their incentive units to Rice Holdings and NGP Holdings, in each case in return for substantially similar incentive units in such entities; (ii) NGP Holdings, Rice Holdings and Mr. Daniel J. Rice III contributed their respective interests in Rice Appalachia to the Company in exchange for 43,452,550, 20,300,923 and 2,356,844 shares of common stock, respectively; (iii) Rice Partners contributed its remaining interest in Rice Appalachia to the Company in exchange for 20,000,000 shares of common stock; (iv) the Incentive Unitholders contributed their remaining interests in Rice Appalachia to the Company in exchange for 160,831 shares of common stock, each of which were issued by the Company in connection with the closing of the IPO. In connection with the IPO, in the first quarter of 2014, we recognized a non-cash compensation expense of $3.4 million for these 160,831 shares.

In addition, on January 29, 2014, pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) among the Company, Rice Drilling B and Merger Sub dated as of January 23, 2014, the Company issued 1,728,852 shares of common stock to the members of Rice Drilling B (other than Rice Appalachia) in exchange for their units in Rice Drilling B.

The Company’s Board of Directors did not declare or pay a dividend for the three or six months ended June 30, 2014 or 2013.

8.	Stockholders’ Equity

Stockholders include consultants and employees of the Company as well as REA.

As of December 31, 2012, all common stock associated with the Class A units was reserved for issuance pursuant to a Restricted Unit Agreement (see Note 9). Additionally, in connection with NGP’s $100.0 million equity investment into REA in 2012, of which 100% of the net proceeds were invested into Rice Energy, Rice Energy issued 13,252,145 shares of common stock to REA.

During 2013, the Company finalized a $300.0 million equity commitment from NGP of which approximately $200.0 million of NGP’s commitment was funded at closing in April 2013. Cash proceeds from the investment were used to fund Utica Shale leasehold acquisitions in southeastern Ohio. As a part of the reorganization that occurred in connection with the Rice Energy IPO, the Company became a wholly-owned subsidiary of REA and the restricted units were exchanged for common stock of Rice Energy. Furthermore, NGP’s equity commitments terminated in connection with the closing of the Rice Energy IPO.

Liquidation Preference

Prior to the reorganization in connection with the Rice Energy IPO, the terms of the governance documents of the Company provided that in the event of any liquidation, dissolution or winding up of the Company, distributions would first be made to members holding senior preferred units until such members have received cumulative distributions in an amount equal to the preferred return as defined in the REA agreement, second to the members holding preferred units in the amount of $49.9 million, then, until the Company had achieved breakeven operations, as defined, to the members holding preferred and Class A common units in proportion to their ownership interests and thereafter to the members in proportion to their ownership units. Following the restructuring, distributions in such event would be made to the sole member.

Repurchase Option

Up until the third anniversary of the grant of Class A and B restricted units, the Company or a member of its affiliates had the right to repurchase all of the units from the member at $1,700 per unit, as defined and in accordance with the Company’s then-existing limited liability company agreement. Subsequent to the third anniversary of the grant of Class A and B restricted units, the Company or a member of its affiliates has the right to repurchase all of the units from the member at fair market value, not less than $1,700 per unit, in accordance with the Company’s then-existing limited liability company agreement.

During 2012, REA exercised the option to repurchase all common shares associated with the 2,000 Class B restricted units for $3.4 million. In December 2012, a payment of $1.1 million was made by the Company to the member on behalf of REA. Additional payments of $2.3 million were made by the Company on behalf of REA in 2013. The Company was reimbursed these costs.